Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
	Number of share options		Weighted average exercise price
	2025	2024	2025	2024
	Units	Units	NIS	NIS
Outstanding at January 1	7,196,651	7,790,681	55.14	51.25
Forfeited during the year	(283,558)	(210,182)	63.81	71.05
Expired during the year	(127,174)	(55,509)	74.95	69.82
Exercised during the year (*)	(3,775,597)	(953,497)	42.93	24.12
Granted during the year	1,834,304	625,158	80.16	62.66
Outstanding at December 31	4,844,626	7,196,651	73.11	55.14
Exercisable at December 31	2,178,612	5,240,650	70.33	50.81

(*) The weighted average share price at the date of exercise for share options exercised in 2025 was NIS 81.71 (2024: NIS 65.85)

Disclosure of number and weighted average exercise prices of share options
	Number of RSU
	2025	2024
	Units	Units
Outstanding at January 1	1,209,704	-
Forfeited during the year	(122,207)	(100,035)
Expired during the year	-	-
Vested during the year	(300,794)	-
Granted during the year	788,954	1,309,739
Outstanding at December 31	1,575,657	1,209,704

Disclosure of options grants for the year
Grant date	25/03/2025	25/03/2025	05/05/2025	04/08/2025	04/08/2025	29/07/2025	01/10/2025	01/10/2025
Number of options	256,185	183,863	21,285	89,812	55,435	98,743	141,314	987,667
Option value in NIS	22.45	23.83	24.30	36.62	34.60	35.63	41.64	48.71
Option value in USD	6.12	6.50	6.73	10.76	10.16	10.58	12.60	14.73
Exercise price in NIS	61.27	61.27	58.47	83.83	83.83	84.60	97.66	84.60
Share price in NIS	59.22	59.22	58.57	83.83	83.83	85.40	101.90	101.90
Risk-free interest rate	4.17%	4.17%	4.12%	4.11%	4.11%	3.95%	3.95%	3.95%
Standard deviation	32.07%	32.07%	36.20%	36.60%	36.60%	33.72%	33.72%	33.72%
Value of options in NIS Thousands	5,751	4,381	517	3,289	1,918	3,518	5,884	48,109
Value of options in USD Thousands	1,569	1,195	143	966	563	1,045	1,780	14,552
Options expiration	7 years